Trade and other payables - Additional information (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Trade and other payables
Dividends payable	$ 2,846,429	$ 668,383
Ecopetrol S.A.
Trade and other payables
Dividends payable	2,237,720	3,947
Interconexion Electrica S.A
Trade and other payables
Dividends payable	460,964	636,081
Oleoducto de los Llanos Orientales S.A
Trade and other payables
Dividends payable	106,729
Oleoducto de Colombia S.A.
Trade and other payables
Dividends payable	39,080	26,608
Inversiones de Gases de Colombia S.A.
Trade and other payables
Dividends payable	$ 1,936	$ 1,747